Reclamation and closure cost obligations - Schedule of reclamation and closure cost obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	$ 121.2	$ 160.2
Reclamation expenditures	(2.4)	(4.0)
Unwinding of discount	3.6	3.2
Revisions to expected cash flows	(0.8)	(30.1)
Foreign exchange movement	2.6	(8.1)
Ending Balance	124.2	121.2
Less: current portion of closure costs	(0.8)	(1.7)
Non-current portion of closure costs	123.4	119.5
Rainy River
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	87.6	109.4
Reclamation expenditures	(0.5)	(1.7)
Unwinding of discount	2.7	2.3
Revisions to expected cash flows	(0.8)	(16.6)
Foreign exchange movement	2.0	(5.8)
Ending Balance	91.0	87.6
Less: current portion of closure costs	(0.8)	(0.4)
Non-current portion of closure costs	90.2	87.2
New Afton
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	32.3	49.3
Reclamation expenditures	0.0	0.0
Unwinding of discount	0.9	0.9
Revisions to expected cash flows	(0.8)	(15.6)
Foreign exchange movement	0.7	(2.3)
Ending Balance	33.1	32.3
Less: current portion of closure costs	0.0	0.0
Non-current portion of closure costs	33.1	32.3
Cerro San Pedro
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	1.3	1.5
Reclamation expenditures	(1.9)	(2.3)
Unwinding of discount	0.0	0.0
Revisions to expected cash flows	0.8	2.1
Foreign exchange movement	(0.1)	0.0
Ending Balance	0.1	1.3
Less: current portion of closure costs	0.0	(1.3)
Non-current portion of closure costs	$ 0.1	$ 0.0